Other Accounts Receivable And Prepaid Expenses - Schedule of Other Accounts Receivable And Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Accounts Receivable and Prepaid Expenses [Abstract]
Prepaid expenses	$ 6,016	$ 5,606
Government authorities	7,166	5,289
Related parties	2,801	3,178
Marketable securities and others	7,570	4,760
Other accounts receivable and prepaid expenses	$ 23,553	$ 18,833